Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current taxes:
Federal	$ 0	$ 0
State	27	10
Total current taxes	27	10
Deferred taxes:
Federal	0	0
State	0	0
Total deferred taxes	0	0
Total provision for income taxes	$ 27	$ 10